              As filed with the Securities and Exchange Commission
                                on June 14, 2006
                      Registration No. 333-40265; 811-08481

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Post-Effective Amendment No. 21                                              [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

Amendment No. 22                                                             [X]

                        (Check appropriate box or boxes)

                                   ----------

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                    (formerly Nations Separate Account Trust)
               (Exact Name of Registrant as specified in Charter)

                              One Financial Center
                                Boston, MA 02111
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 321-7854

                                 James Bordewick
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:

Marco E. Adelfio, Esq.                                  Burton M. Leibert, Esq.
Steven G. Cravath, Esq.                                 Willkie Farr & Gallagher
Morrison & Foerster LLP                                 787 Seventh Avenue
2000 Pennsylvania Ave., N.W.                            New York, New York 10019
Suite 5500
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant        [ ]   on May 1, 2006 pursuant to
      to Rule 485(b); or                            Rule 485(b), or
[ ]   60 days after filing pursuant to        [ ]   on (date) pursuant
      Rule 485(a), or                               to Rule 485(a)(1)
[ ]   75 days after filing pursuant to        [ ]   on (date) pursuant to
      paragraph (a)(2)                              paragraph (a)(2) of Rule 485

                                EXPLANATORY NOTE

     The Registrant is filing the Trust's Post-Effective Amendment No. 21 under the 1933 Act and Amendment No. 22 under the 1940 Act to the Company's Registration Statement on Form N-1A.

     Part A and Part B of the Trust's Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 20 under the 1933 Act and Amendment No. 21 under the 1940 Act, filed April 28, 2006. The purpose of this filing is to provide updated information for the Trust and to effect certain non-material changes.

                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                 (866) 348-1468

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

          All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481)

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(a)              Articles of Incorporation:

(a)(1) Amended and Restated Declaration of Trust dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(a)(2)           Certification of Amendment of Certificate of Trust dated April
                 24, 2006, filed herewith.

(b)              Bylaws:

(b)(1) Amended and Restated Bylaws dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable.

(d)              Investment Advisory Contracts:

(d)(1)           Investment Advisory Agreement between Columbia Management
                 Advisors, LLC ("CMA") and Columbia Funds Variable Insurance
                 Trust I (the "Registrant") dated September 30, 2005, Schedule I last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(d)(2)           Investment Advisory Agreement between CMA and the Registrant dated September 30, 2005, Schedule I last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(d)(3)           Sub-Advisory Agreement among CMA, Marsico Capital Management,
                 LLC ("Marsico Capital") and the Registrant dated September 30,
                 2005, Schedule I last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(d)(4)           Sub-Advisory Agreement among CMA, MacKay Shields LLC ("MacKay
                 Shields") and the Registrant dated September 30, 2005, Schedule
                 I last amended May 1, 2006, filed herewith.

(e)              Underwriting Contract:

(e)(1)           Distribution Agreement between the Registrant and Columbia
                 Management Distributors, Inc. ("CMD") dated August 22, 2005,
                 Schedule II last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                 Statement, filed April 28, 2006.

(f)              Bonus or Profit Sharing Contracts:

(f)(1)           Deferred Compensation Plan adopted August 6, 1997, last amended
                 November 19, 2003, incorporated by reference to Post-Effective
                 Amendment No. 15 to the Registration Statement, filed April 30,
                 2004.

(g)              Custodian Agreements:

(g)(1)           Master Custodian Agreement between the Registrant and State
                 Street Bank and Trust Company ("State Street") dated June 13,
                 2005, Appendix A last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(h)              Other Material Contracts:

(h)(1)           Administration Agreement between the Registrant and CMA, dated
                 December 1, 2005, Appendix A last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(h)(2)           Pricing and Bookkeeping Agreement between the Registrant and
                 CMA, dated December 1, 2005, Appendix A last amended May 1,
                 2006, incorporated by reference to Post-Effective Amendment No.
                 20 to the Registration Statement, filed April 28, 2006.

(h)(3)           Transfer Agency and Services Agreement between the Registrant,
                 Columbia Funds Services, Inc. ("CFS") (also known as Columbia
                 Management Services, Inc.) and CMA dated September 30, 2005,
                 Appendix A last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                 Statement, filed April 28, 2006.

(h)(4)           Participation Agreement with Hartford Life Insurance Company
                 ("Hartford") dated March 13, 1998, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed March 7, 2000.

(h)(5) Amendment No. 1 to the Participation Agreement with Hartford dated May 1, 2002, incorporated by reference to Post-Effective
                 Amendment No. 15 to the Registration Statement, filed April 30,
                 2004.

(h)(6) Amendment No. 2 to the Participation Agreement with Hartford dated May 1, 2003, incorporated by reference to Post-Effective
                 Amendment No. 18 to the Registration Statement, filed April 29,
                 2005.

(h)(7)           Participation Agreement with Anchor National Life Insurance
                 Company dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(8)           Participation Agreement among the Registrant, Transamerica Life
                 Insurance Company ("Transamerica"), Stephens Inc. and AFSG
                 Securities Corporation dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                 Statement, filed April 30, 2001.

(h)(9)           Amendment No. 1 to the Participation Agreement with
                 Transamerica dated May 1, 2002, incorporated by reference to Post-Effective

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
                 Amendment No. 15 to the Registration Statement, filed April 30,
                 2004.

(h)(10)          Amendment No. 2 to the Participation Agreement with
                 Transamerica dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(11)          Amendment No. 3 to the Participation Agreement with
                 Transamerica dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(12)          Participation Agreement with GE Life and Annuity Assurance
                 Company dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(13)          Participation Agreement with First SunAmerica Life Insurance
                 Company dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(h)(14)          Participation Agreement with Sun Life Assurance Company of
                 Canada and Sun Life Insurance and Annuity Company of New York, dated March 22, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(h)(15)          Mutual Fund Fee and Expense Agreement between CMA, CMD and the
                 Registrant, dated September 30, 2005, Schedule I last amended
                 May 1, 2006, to be filed by amendment.

(h)(16) Form of Mutual Fund Sales Agreement, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                 Statement, filed April 28, 2006.

(h)(17) Form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(i)              Legal Opinion

(i)(1)           Not applicable.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(j)              Other Opinions

(j)(1)           Not applicable

(k)              Omitted Financial Statements

                 Not Applicable.

(l)              Initial Capital Agreement:

(l)(1)           Investment Letter, incorporated by reference to Pre-Effective
                 Amendment No. 1 to the Registration Statement, filed February
                 20, 1998.

(m)              Rule 12b-1 Plan:

(m)(1)           Shareholder Servicing and Distribution Plan, approved May 5,
                 2005, Exhibit I last amended May 1, 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(m)(2)           Distribution Plan relating to Class B Shares of Columbia High
                 Yield Fund, Variable Series, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(n)              Rule 18f-3 Plan:

(n)(1) Rule 18f-3 Multi-class plan, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(p)              Codes of Ethics:

(p)(1)           Columbia Funds Family (formerly, Nations Funds Family) Code of
                 Ethics, effective January 2006, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(p)(2)           Columbia Management Group Code of Ethics, effective January 1,
                 2005, incorporated by reference to Post-Effective Amendment No.
                 18 to the Registration Statement, filed April 29, 2005.

(p)(3) Marsico Capital Code of Ethics, incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement, filed April

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
                 30, 2002.

(p)(5) MacKay Shields Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed October 11, 2000.

(q)(1)           Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau,
                 Jr., William A. Hawkins, R. Glenn Hilliard, William P.
                 Carmichael, filed herewith.

ITEM 23. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

          No person is controlled by or under common control with the Registrant.

ITEM 24. INDEMNIFICATION

          Article V, Section 5.3 of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agent is provided for, respectively, in the
Registrant's:

          1.   Administration Agreement with CMA;

          2.   Distribution Agreement with CMD;

          2.   Custody Agreement with State Street; and

          3.   Transfer Agency and Services Agreement with CFS and CMA.

          Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

          The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940, as amended (the "1940 Act"), in connection with any indemnification.

          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant's portfolios, or Marsico Capital, or MacKay Shields, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA or Marsico Capital respectively, or other subsidiaries of Bank of America Corporation.

     (a) CMA performs investment sub-advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA with the SEC pursuant to the Advisers Act (File no. 801-50372).

     (b) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of

Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (File no. 801-54914).

     (c) MacKay Shields performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by MacKay Shields with the SEC pursuant to Advisers Act (File no. 801-5594).

ITEM 26. PRINCIPAL UNDERWRITERS

     (a) CMD, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Columbia Funds Series Trust and as placement agent for the Columbia Funds Master Investment Trust, both of which are registered open-end management investment companies. CMD is also the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Trust XI, Columbia Acorn Trust, Columbia Balanced Fund, Inc., Columbia Conservative High Yield Fund, Inc., Columbia Oregon Intermediate Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc., Columbia Technology Fund, Inc., Liberty Variable Investment Trust, SteinRoe Variable Investment Trust and Wanger Advisors Trust.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by CMD with the SEC pursuant to the 1940 Act (file No. 801-49874).

     (c) Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

     (1) CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment adviser and administrator).

     (2) Marsico Capital, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-adviser).

     (3) MacKay Shields, 9 West 57th Street, New York, New York, 10019 (records relating to its function as investment sub-advisor).

     (4) CFS, P.O. Box 8081, Boston, MA 02111 (records relating to its function as transfer agent).

     (5) State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 (records relating to its function as custodian).

     (6) CMD, One Financial Center, Boston, MA 02111 (records relating to its function as distributor).

ITEM 28. MANAGEMENT SERVICES

     Not Applicable.

ITEM 29. UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 14th day of June, 2006.

                                        COLUMBIA FUNDS VARIABLE INSURANCE
                                        TRUST I


                                        By: /s/ Christopher L. Wilson
                                            ------------------------------------
                                            Christopher L. Wilson
                                            President and Chief Executive
                                            Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                               TITLE                     DATE
          ----------                               -----                     ----


/s/ Christopher L. Wilson                      President and            June 14, 2006
----------------------------------        Chief Executive Officer
(Christopher L. Wilson)                (Principal Executive Officer)


/s/ J. Kevin Connaughton             Senior Vice President, Treasurer   June 14, 2006
----------------------------------      and Chief Financial Officer
(J. Kevin Connaughton)                   (Principal Financial and
                                            Accounting Officer)


                *                                Chairman               June 14, 2006
----------------------------------       of the Board of Trustees
(William P. Carmichael)


                *                                 Trustee               June 14, 2006
----------------------------------
(Edward J. Boudreau, Jr.)


                *                                 Trustee               June 14, 2006
----------------------------------
(William A. Hawkins)


                *                                 Trustee               June 14, 2006
----------------------------------
(R. Glenn Hilliard)


                *                                 Trustee               June 14, 2006
----------------------------------
(Minor Mickel Shaw)


/s/ James R. Bordewick, Jr.
----------------------------------
James R. Bordewick, Jr.

*    Attorney-in-Fact for each Trustee